Cash and cash equivalents - Additional Information (Detail) - USD ($)	1 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Time Deposits, at Carrying Value		$ 115,534,000	$ 115,944,000
Web Game Business [Member] | Subsequent Event [Member]
Cash and Cash Equivalents [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 1,400,000